LONG-TERM INVESTMENTS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS, NET

Long-term investments consisted of the following:

	As of
	Ownership interest	June 30, 2025	Ownership interest	December 31, 2024
Equity method investment:
S T Meng Pte. Ltd.	21%	$1,875,000	—	$—
Share of loss from equity investment		(131,484)	—	—
Equity method investment, net		1,743,516

Long-term investment without readily determinable fair value:
Investment A	4%	99,367	4%	100,444

Total		$1,842,883		$100,444